CONCENTRATIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of major customers [line items]
Revenues from sales of goods	$ 299	$ 224	$ 284
Customer A [Member]
Disclosure of major customers [line items]
Revenues from sales of goods	34	62	7
Customer C [Member]
Disclosure of major customers [line items]
Revenues from sales of goods	$ 126	$ 90	$ 10